DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Details 8) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Changes in net fair value of derivative assets and liabilities classified as Level 3 in the fair value hierarchy
Level 3 net derivative asset/(liability) at beginning of year	32	(24)
Total unrealized gains/(loss)
included in earnings	(69)	31
included in OCI	13	(41)
Purchases		8
Settlements		58
Level 3 net derivative asset/(liability) at end of year	(24)	32
Fair Value of Other Financial Instruments
Equity investments at carrying value	66	57
Preferred share investment | Minimum
Fair Value of Other Financial Instruments
Cumulative dividends based on average yield of Government of Canada bonds, maturity period of bonds	10 years
Cumulative dividends based on average yield of Government of Canada bonds, spread over reference rate (as a percent)	4.30%
Preferred share investment | Maximum
Fair Value of Other Financial Instruments
Cumulative dividends based on average yield of Government of Canada bonds, spread over reference rate (as a percent)	4.40%
Carrying value
Fair Value of Other Financial Instruments
Long-term debt	20,855	19,605
Carrying value | Preferred share investment
Fair Value of Other Financial Instruments
Held to maturity preferred share investment	246	285
Fair value
Fair Value of Other Financial Instruments
Long-term debt	24,809	22,620
Fair value | Preferred share investment
Fair Value of Other Financial Instruments
Held to maturity preferred share investment	580	580